Basis for Preparation	3 Months Ended
Mar. 31, 2022
Parent Company [Member]
Basis for Preparation [Line Items]
BASIS FOR PREPARATION

1. BASIS FOR PREPARATION

The financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company has used the equity method to account for investments in its subsidiaries.

On July 23, 2021, Tuscan Holdings Corp. consummated the Merger with Microvast, Inc. pursuant to the Merger agreement dated February 1, 2021, with Microvast, Inc. surviving from the Merger. As a result of the Merger, Tuscan Holdings Corp. was renamed “Microvast Holdings, Inc.” The Merger transaction is accounted for as a reverse recapitalization as Microvast, Inc. was determined to be the accounting acquirer. As such, the historical consolidated comparative information as of and for the years ended December 31, 2019 and 2020 in this Schedule I relates to Microvast, Inc. The shares issued and outstanding prior to the completion of the Merger has been retroactively adjusted to give effect to the exchange ratio established in the Merger Agreement.